INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash provided by operating activities:
Net income (loss) for the period	$ (9,476)	$ (4,572)
Adjustments for non-cash items:
Fair value adjustment on sale of inventory	25	617
Fair value adjustment on Warrants, investments and accounts receivable	20	(3,304)
Interest recorded in respect of the convertible debt	115	0
Depreciation of property, plant and equipment	226	337
Amortization of intangible assets	769	898
Depreciation of right-of-use assets	196	352
Finance expenses, net	1,792	2,683
Deferred tax liability, net	(107)	(220)
Share-based payment	120	121
Loss from deconsolidation of subsidiary	2,764	0
Net proceeds of convertible debt allocated to conversion option	327	0
Total adjustments for non-cash items	6,247	1,484
Changes in working capital:
Increase in trade receivables	(5,821)	(2,428)
Increase in other accounts receivable and advances to suppliers	(256)	(2,572)
Decrease in inventories, net of fair value adjustments	3,424	1,484
Decrease (increase) in trade payables	7,309	(5,078)
Changes in employee benefit liabilities, net	(47)	(106)
Increase in other accounts payable and accrued expenses	(892)	(992)
Changes in non-cash working capital	3,717	(9,692)
Taxes paid	(120)	(432)
Net cash provided (used) in operating activities	368	(13,212)
Cash flows from investing activities:
Purchase of property, plant and equipment	(52)	(553)
Deconsolidation of subsidiary	(346)	0
Net cash used in investing activities	(398)	(553)
Cash flow from financing activities:
Proceeds from issuance of share capital, net of issuance costs	0	1,688
Proceeds from issuance of Warrants	0	6,585
Repayment of lease liability	(197)	(345)
Interest paid - lease liability	(25)	(34)
Repayment of bank loan and credit facilities	(2,392)	(1,060)
Cash paid for interest	(1,054)	(124)
Proceeds from discounted checks	4,311	3,967
Net cash provided by financing activities	643	10,677
Effect of foreign exchange on cash and cash equivalents	(1,726)	1,960
Decrease in cash and cash equivalents	(1,113)	(1,128)
Cash and cash equivalents at beginning of the period	1,813	2,449
Cash and cash equivalents at end of the period	700	1,321
Supplemental disclosure of non-cash activities:
Right-of-use asset recognized with corresponding lease liability	40	49
Issuance of shares in payment of debt settlement to a non-independent director of the company	$ 0	$ 1,061